Subsequent Events (Details) $ / shares in Units, $ in Millions					9 Months Ended	21 Months Ended
	Dec. 06, 2019 USD ($)	Dec. 02, 2019 USD ($) Installment	Oct. 17, 2019 shares	Oct. 14, 2019 USD ($)	Sep. 30, 2019 $ / shares shares	Jun. 30, 2019 USD ($)	Oct. 10, 2019 $ / shares	Jul. 25, 2019 USD ($)	Dec. 31, 2018 $ / shares
Subsequent Events [Abstract]
Purchase price of vessel								$ 6.7
Common Shares [Member]
Subsequent Events [Abstract]
Issuance of common shares (in shares) | shares					618,112
Series A Preferred Shares [Member]
Subsequent Events [Abstract]
Cumulative dividend in arrears						$ 4.3
Preferred shares, redemption price (in dollars per share) | $ / shares					$ 25
Preferred shares, liquidation preference (in dollars per share) | $ / shares					$ 25				$ 25
Subsequent Event [Member]
Subsequent Events [Abstract]
Purchase price of vessel				$ 10.2
Subsequent Event [Member] | $7.5 Million Bridge Loan [Member]
Subsequent Events [Abstract]
Face amount				$ 7.5
Maturity date				Dec. 31, 2019
Repayment of loan	$ 7.5
Subsequent Event [Member] | Alpha Bank Financing [Member]
Subsequent Events [Abstract]
Face amount		$ 11.0
Term of loan		5 years
Number of payment instalments | Installment		20
Frequency of periodic payment		quarterly
Subsequent Event [Member] | Alpha Bank Financing [Member] | LIBOR [Member]
Subsequent Events [Abstract]
Margin on variable rate		3.50%
Subsequent Event [Member] | Common Shares [Member]
Subsequent Events [Abstract]
Issuance of common shares (in shares) | shares			300,000
Subsequent Event [Member] | Series A Preferred Shares [Member]
Subsequent Events [Abstract]
Preferred shares, default dividend payment rate multiplier							1.30
Preferred shares, fixed default dividend payment rate multiplier							1.30
Preferred shares, redemption price in cash (in dollars per share) | $ / shares							$ 30
Preferred shares, redemption price in other than cash (in dollars per share) | $ / shares							25
Preferred shares, liquidation preference (in dollars per share) | $ / shares							$ 30